Goodwill and Other Assets	6 Months Ended
Jun. 30, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER ASSETS
Goodwill and Other Assets

The Company’s four reportable operating segments are North America (NA), Asia Pacific (AP), Europe, Middle East, and Africa (EMEA) and Latin America (LA). The changes in carrying amounts of goodwill within the Company's segments are summarized as follows:

	NA	AP	EMEA	LA	Total
Goodwill	$76.4	$40.0	$168.7	$143.7	$428.8
Accumulated impairment losses	(13.2)	—	(168.7)	(108.8)	(290.7)
Balance at January 1, 2015	$63.2	$40.0	$—	$34.9	$138.1
Goodwill acquired	39.7	—	—	—	39.7
Currency translation adjustment	(3.4)	(2.4)	—	(10.5)	(16.3)
Goodwill	$112.7	$37.6	$168.7	$133.2	$452.2
Accumulated impairment losses	(13.2)	—	(168.7)	(108.8)	(290.7)
Balance at December 31, 2015	$99.5	$37.6	$—	$24.4	$161.5
Goodwill adjustment	(0.5)	—	—	—	(0.5)
Currency translation adjustment	3.3	0.3	—	4.6	8.2
Goodwill	115.5	37.9	168.7	137.8	459.9
Accumulated impairment losses	(13.2)	—	(168.7)	(108.8)	(290.7)
Balance at June 30, 2016	$102.3	$37.9	$—	$29.0	$169.2

In March 2015, the Company acquired Phoenix Interactive Design, Inc. (Phoenix), a leader in developing innovative multi-vendor software solutions for automated teller machines (ATMs) and a host of other financial self-service (FSS) applications. During the second quarter of 2016, the Company adjusted the preliminary goodwill by $(0.5) primarily to reflect adjustments to the finalization of deferred income taxes.

There have been no impairment indicators identified during the six months ended June 30, 2016.

The following summarizes information on intangible assets by major category:

	June 30, 2016			December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Internally-developed software	$97.6	$(49.1)	$48.5	$92.4	$(48.5)	$43.9
Other intangibles	37.1	(17.7)	19.4	36.7	(16.3)	20.4
Total	$134.7	$(66.8)	$67.9	$129.1	$(64.8)	$64.3

Amortization expense on capitalized software of $2.6 and $4.1 was included in product cost of sales for the three months ended June 30, 2016 and 2015, respectively, and $5.8 and $7.6 for the six months ended June 30, 2016 and 2015, respectively.